Offerings - Offering: 1	Aug. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Units representing limited partner interests
Amount Registered | shares	21,850,000
Proposed Maximum Offering Price per Unit	38.89
Maximum Aggregate Offering Price	$ 849,746,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 125,422.58
Offering Note
The registration fee is calculated in accordance with Rules 457(c) and 457(r)

under the Securities Act and represents deferred payment of the registration fee in connection with the Registrant’s Registration Statement on Form
S-3ASR
(Registration No.
333- 270964
) paid herewith.
Consists of up to
21,850,000
of the registrant’s common
units
representing limited partner
interests
offered by the selling securityholders referenced in the prospectus supplement.
Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per common unit is $38.87, which is the average of the high and low prices of the common units on August 12, 2024 on the New York Stock Exchange.